CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 4,255	$ 10,587
Short-term bank deposits	38,739	40,495
Trade receivables	358	0
Prepaid expenses	1,048	198
Other receivables	830	721
Inventory	1,953	0
Total current assets	47,183	52,001
NON-CURRENT ASSETS
Property and equipment, net	473	726
Right-of-use assets, net	1,415	1,772
Intangible assets, net	14,854	21,885
Total non-current assets	16,742	24,383
Total assets	63,925	76,384
CURRENT LIABILITIES
Current maturities of long-term loans	3,145	1,542
Contract liabilities	12,957	0
Accounts payable and accruals:
Trade	10,869	6,966
Other	3,353	1,744
Current maturities of lease liabilities	528	427
Total current liabilities	30,852	10,679
NON-CURRENT LIABILITIES
Warrants	11,932	4,509
Long-term loans, net of current maturities	6,628	8,626
Lease liabilities	1,290	1,729
Total non-current liabilities	19,850	14,864
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	50,702	25,543
EQUITY
Ordinary shares	31,355	27,100
Share premium	355,482	338,976
Warrants	1,408	1,408
Capital reserve	17,000	14,765
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(390,606)	(329,992)
Total equity	13,223	50,841
Total liabilities and equity	$ 63,925	$ 76,384